Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share
Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	February 27, 2020 (inception) through December 31, 2020	February 27, 2020 (inception) through September 30, 2020	Nine Months Ended September 30, 2021

		(unaudited)
Conversion of outstanding convertible preferred stock	—	—	13,923,356
Outstanding stock options	—	—	1,604,933
Restricted common stock subject to repurchase or forfeiture	6,859,000	6,261,500	4,554,285

Total	6,859,000	6,261,500	20,082,574

FS DEVELOPMENT CORP. II
Schedule of balance sheet

As of February 19, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$203,119,261		$203,119,261
Total liabilities	$7,351,899		$7,351,899
Class A common stock subject to possible redemption	190,767,360	10,482,640	201,250,000
Preferred stock	—	—	—
Class A common stock	165	(105)	60
Class B common stock	503	—	503
Additional paid-in capital	5,051,492	(5,051,492)	—
Accumulated deficit	(52,158)	(5,430,983)	(5,483,201)
Total stockholders’ equity (deficit)	$5,000,002	$(10,482,640)	$(5,482,638)

Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$203,119,261	$—	$203,119,261

As of March 31, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$202,959,356		$202,959,356
Total liabilities	$7,284,061		$7,284,061
Class A common stock subject to possible redemption	190,675,290	10,574,710	201,250,000
Preferred stock	—	—	—
Class A common stock	166	(106)	60
Class B common stock	503	—	503
Additional paid-in capital	5,168,561	(5,168,561)	—
Accumulated deficit	(169,225)	(5,405,983)	(5,575,268)
Total stockholders’ equity (deficit)	$5,000,005	$(10,574,710)	$(5,574,705)

Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$202,959,356	$—	$202,959,356

As of June 30, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$202,246,887		$202,246,887
Total liabilities	$8,737,504		$8,737,504
Class A common stock subject to possible redemption	188,509,380	12,740,620	201,250,000
Preferred stock	—	—	—
Class A common stock	188	(128)	60
Class B common stock	503	—	503
Additional paid-in capital	7,334,449	(7,334,449)	—
Accumulated deficit	(2,335,137)	(5,405,983)	(7,741,180)
Total stockholders’ equity (deficit)	$5,000,003	$(12,740,620)	$(7,740,617)

Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$202,246,887	$—	$202,246,887

Schedule of cash flows

	Three Months Ended March 31, 2021
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$190,767,360	$(190,767,360)	$—
Change in value of Class A common stock subject to possible redemption	$(92,070)	$92,070	$—

	Six Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$190,767,360	$(190,767,360)	$—
Change in value of Class A common stock subject to possible redemption	$(2,257,980)	$2,257,980	$—

Schedule of statements of operations

	Earnings Per Share
	As Previously Reported	Adjustment	As Restated
Three Months Ended March 31, 2021
Net loss	$(168,193)	$—	$(168,193)
Weighted average shares outstanding – Class A common stock	20,727,500	(11,054,667)	9,672,833
Basic and diluted earnings per share – Class A common stock	$—	$(0.01)	$(0.01)
Weighted average shares outstanding – Class B common stock	4,681,250		4,681,250
Basic and diluted earnings per share – Class B common stock	$(0.04)	$0.03	$(0.01)

	Earnings Per Share
	As Previously Reported	Adjustment	As Restated
Three Months Ended June 30, 2021
Net loss	$(2,165,912)	$—	$(2,165,912)
Weighted average shares outstanding – Class A common stock	20,125,000	602,500	20,727,500
Basic and diluted earnings per share – Class A common stock	$—	$(0.08)	$(0.08)
Weighted average shares outstanding – Class B common stock	5,633,750		5,031,250
Basic and diluted earnings per share – Class B common stock	$(0.38)	$0.30	$(0.08)

	Earnings Per Share
	As Previously Reported	Adjustment	As Restated
Six Months Ended June 30, 2021
Net loss	$(2,334,105)	$—	$(2,334,105)
Weighted average shares outstanding – Class A common stock	20,125,000	(4,894,296)	15,230,704
Basic and diluted earnings per share – Class A common stock	$—	$(0.12)	$(0.12)
Weighted average shares outstanding – Class B common stock	5,299,938		4,857,217
Basic and diluted earnings per share – Class B common stock	$(0.44)	$0.32	$(0.12)

Schedule of basic and diluted net income (loss) per share

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(980,031)	$(237,886)	$(2,758,291)	$(793,731)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,727,500	5,031,250	17,083,104	4,915,865

Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)	$(0.16)	$(0.16)

	For the Period From August 21, 2020 (inception) through September 30, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$—	$(1,032)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	—	4,375,000

Basic and diluted net loss per ordinary share	$—	$(0.00)